INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	$ 214,207
Opening Balance - Liabilities	1,627,230
Closing balance - Assets	336,803	$ 214,207
Closing balance - Liabilities	1,690,923	1,627,230
Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities IAS 39		1,666,166
Amount Restated to financial assets on Adoption of IFRS 9		1,627
Amount Restated to financial liabilities on Adoption of IFRS 9		0
Opening Balance - Liabilities	1,627,230	1,666,166
Deferred tax (expenses) income	(65,995)	11,196
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	4,485
Increase (decrease) Net exchange differences	(6,787)	(27,740)
Closing balance - Liabilities	1,690,923	1,627,230	$ 1,666,166
Provisions [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	6,105
Closing balance - Assets	5,749	6,105
Post-Employment Benefits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	19,072
Closing balance - Assets	20,378	19,072
Accrued Liability [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	10,906
Closing balance - Assets	7,182	10,906
Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	10,125
Opening Balance - Liabilities	831,471
Closing balance - Assets	16,609	10,125
Closing balance - Liabilities	900,415	831,471
Property, Plant and Equipment [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities IAS 39		862,681
Amount Restated to financial liabilities on Adoption of IFRS 9		0
Opening Balance - Liabilities	831,471	862,681
Deferred tax (expenses) income	66,656	(23,428)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	4,234
Increase (decrease) Net exchange differences	(1,946)	(7,782)
Closing balance - Liabilities	900,415	831,471	862,681
Impairment Provision [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	11,963
Closing balance - Assets	20,169	11,963
Financial Instruments [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	9,761
Opening Balance - Liabilities	14,225
Closing balance - Assets	68,390	9,761
Closing balance - Liabilities	25,630	14,225
Financial Instruments [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities IAS 39		12,684
Amount Restated to financial assets on Adoption of IFRS 9		709
Amount Restated to financial liabilities on Adoption of IFRS 9		0
Opening Balance - Liabilities	14,225	12,684
Deferred tax (expenses) income	11,405	1,542
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	0
Increase (decrease) Net exchange differences	0	(1)
Closing balance - Liabilities	25,630	14,225	12,684
Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	109,320
Closing balance - Assets	144,652	109,320
Inventory [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	5,532
Opening Balance - Liabilities	39,025
Closing balance - Assets	12,460	5,532
Closing balance - Liabilities	38,251	39,025
Inventory [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities IAS 39		32,580
Amount Restated to financial liabilities on Adoption of IFRS 9		0
Opening Balance - Liabilities	39,025	32,580
Deferred tax (expenses) income	(774)	6,445
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	0
Increase (decrease) Net exchange differences	0	0
Closing balance - Liabilities	38,251	39,025	32,580
Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	7,443
Closing balance - Assets	6,631	7,443
Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	5,001
Closing balance - Assets	4,349	5,001
Allowance for Doubtful Accounts [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Amount Restated to financial assets on Adoption of IFRS 9		918
Intangible revaluation [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	7,651
Opening Balance - Liabilities	20,240
Closing balance - Assets	6,044	7,651
Closing balance - Liabilities	17,942	20,240
Intangible revaluation [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities IAS 39		22,014
Amount Restated to financial liabilities on Adoption of IFRS 9		0
Opening Balance - Liabilities	20,240	22,014
Deferred tax (expenses) income	(1,914)	(562)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	0
Increase (decrease) Net exchange differences	(384)	(1,212)
Closing balance - Liabilities	17,942	20,240	22,014
Tax Credits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	0
Closing balance - Assets	8,029	0
Other Deductible/Taxable Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	11,328
Opening Balance - Liabilities	22,790
Closing balance - Assets	16,161	11,328
Closing balance - Liabilities	25,126	22,790
Other Deductible/Taxable Temporary Differences [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities IAS 39		17,731
Amount Restated to financial liabilities on Adoption of IFRS 9		0
Opening Balance - Liabilities	22,790	17,731
Deferred tax (expenses) income	2,905	6,450
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	182
Increase (decrease) Net exchange differences	(422)	(1,391)
Closing balance - Liabilities	25,126	22,790	17,731
Biological Assets [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	661,582
Closing balance - Liabilities	642,221	661,582
Biological Assets [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities IAS 39		676,876
Amount Restated to financial liabilities on Adoption of IFRS 9		0
Opening Balance - Liabilities	661,582	676,876
Deferred tax (expenses) income	(15,770)	2,060
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	0
Increase (decrease) Net exchange differences	(3,591)	(17,354)
Closing balance - Liabilities	642,221	661,582	676,876
Prepaid Expenses [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	37,897
Closing balance - Liabilities	41,338	37,897
Prepaid Expenses [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities IAS 39		41,600
Amount Restated to financial liabilities on Adoption of IFRS 9		0
Opening Balance - Liabilities	37,897	41,600
Deferred tax (expenses) income	3,487	(3,703)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	69
Increase (decrease) Net exchange differences	(115)	0
Closing balance - Liabilities	41,338	37,897	41,600
Deferred Tax Assets [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39		189,067
Opening Balance - Assets	214,207	190,694
Deferred tax (expenses) income	117,658	29,772
Deferred tax of items charged to other comprehensive income	4,326	4,707
Increase (decrease) through Business Combination	3,286
Increase (decrease) Net exchange differences	(2,674)	(10,966)
Closing balance - Assets	336,803	214,207	190,694
Deferred Tax Assets [Member] | Provisions [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39		7,433
Opening Balance - Assets	6,105	7,433
Deferred tax (expenses) income	(517)	(1,015)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	244
Increase (decrease) Net exchange differences	(83)	(313)
Closing balance - Assets	5,749	6,105	7,433
Deferred Tax Assets [Member] | Post-Employment Benefits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39		19,276
Opening Balance - Assets	19,072	19,276
Deferred tax (expenses) income	423	297
Deferred tax of items charged to other comprehensive income	717	(504)
Increase (decrease) through Business Combination	150
Increase (decrease) Net exchange differences	16	3
Closing balance - Assets	20,378	19,072	19,276
Deferred Tax Assets [Member] | Accrued Liability [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39		11,267
Opening Balance - Assets	10,906	11,267
Deferred tax (expenses) income	(3,921)	(361)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	197
Increase (decrease) Net exchange differences	0	0
Closing balance - Assets	7,182	10,906	11,267
Deferred Tax Assets [Member] | Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39		11,657
Opening Balance - Assets	10,125	11,657
Deferred tax (expenses) income	6,484	(1,532)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	0
Increase (decrease) Net exchange differences	0	0
Closing balance - Assets	16,609	10,125	11,657
Deferred Tax Assets [Member] | Impairment Provision [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39		13,640
Amount Restated to financial assets on Adoption of IFRS 9		0
Opening Balance - Assets	11,963	13,640
Deferred tax (expenses) income	8,385	0
Deferred tax of items charged to other comprehensive income	0
Increase (decrease) through Business Combination	0
Increase (decrease) Net exchange differences	(179)	(1,677)
Closing balance - Assets	20,169	11,963	13,640
Deferred Tax Assets [Member] | Financial Instruments [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39		4,348
Opening Balance - Assets	9,761	5,057
Deferred tax (expenses) income	55,087	(507)
Deferred tax of items charged to other comprehensive income	3,609	5,211
Increase (decrease) through Business Combination	0
Increase (decrease) Net exchange differences	(67)	0
Closing balance - Assets	68,390	9,761	5,057
Deferred Tax Assets [Member] | Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39		62,706
Opening Balance - Assets	109,320	62,706
Deferred tax (expenses) income	35,577	53,103	7,270
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	1,505
Increase (decrease) Net exchange differences	(1,750)	(6,489)
Closing balance - Assets	144,652	109,320	62,706
Deferred Tax Assets [Member] | Inventory [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39		5,941
Opening Balance - Assets	5,532	5,941
Deferred tax (expenses) income	6,288	(378)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	279
Increase (decrease) Net exchange differences	361	(31)
Closing balance - Assets	12,460	5,532	5,941
Deferred Tax Assets [Member] | Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39		21,354
Opening Balance - Assets	7,443	21,354
Deferred tax (expenses) income	(657)	(13,910)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	112
Increase (decrease) Net exchange differences	(267)	(1)
Closing balance - Assets	6,631	7,443	21,354
Deferred Tax Assets [Member] | Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39		5,149
Opening Balance - Assets	5,001	6,067
Deferred tax (expenses) income	(645)	(843)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	68
Increase (decrease) Net exchange differences	(75)	(223)
Closing balance - Assets	4,349	5,001	6,067
Deferred Tax Assets [Member] | Intangible revaluation [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39		10,389
Opening Balance - Assets	7,651	10,389
Deferred tax (expenses) income	(1,345)	(1,244)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	0
Increase (decrease) Net exchange differences	(262)	(1,494)
Closing balance - Assets	6,044	7,651	10,389
Deferred Tax Assets [Member] | Tax Credits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	0
Deferred tax (expenses) income	8,029
Deferred tax of items charged to other comprehensive income	0
Increase (decrease) through Business Combination	0
Increase (decrease) Net exchange differences	0
Closing balance - Assets	8,029	0
Deferred Tax Assets [Member] | Other Deductible/Taxable Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39		15,907
Opening Balance - Assets	11,328	15,907
Deferred tax (expenses) income	4,470	(3,838)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination	731
Increase (decrease) Net exchange differences	(368)	(741)
Closing balance - Assets	$ 16,161	$ 11,328	$ 15,907